Other Non-Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	¥ 68,606	[1]	¥ 63,989	[1]
Deferred tax assets	1,482		7,116
Other	7,599	[2]	5,810	[2]
Other non-current assets	¥ 77,687		¥ 76,915

[1]	"Intangible assets" information is described in Note 4 "Goodwill and other intangible assets"
[2]	"Other" primarily consists of Long-term prepaid expenses.